Note C - Securities - Securities Available-for-Sale with Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Less than 12 Months - Fair Value	$ 74,587	$ 50,076
Less than 12 Months - Unrealized Loss	(1,996)	(453)
12 Months or More - Fair Value		3,645
12 Months or More - Unrealized Loss		(66)
Fair Value	74,587	53,721
Unrealized Loss	(1,996)	(519)
US Government-sponsored Enterprises Debt Securities [Member]
Less than 12 Months - Fair Value	10,544	7,964
Less than 12 Months - Unrealized Loss	(80)	(46)
12 Months or More - Fair Value
12 Months or More - Unrealized Loss
Fair Value	10,544	7,964
Unrealized Loss	(80)	(46)
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Less than 12 Months - Fair Value	64,043	42,112
Less than 12 Months - Unrealized Loss	(1,916)	(407)
12 Months or More - Fair Value		3,645
12 Months or More - Unrealized Loss		(66)
Fair Value	64,043	45,757
Unrealized Loss	$ (1,916)	$ (473)